Derivative Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Assets And Liabilities [Abstract]
Schedule Of Change In Fair Value Of Interest Rate Derivatives

	Year ended December 31,
	2009	2010	2011
Change in fair value of interest rate caps and floors	$(23,692)	$27,720	$59,312
Change in fair value of interest rate swaps acquired in Genesis Transaction	—	(22,947)	(39,536)
	$(23,692)	$4,773	$19,776